Junior Subordinated Interest Deferrable Debentures - Key Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 01, 2023	Dec. 31, 2024	Dec. 31, 2023
Junior subordinated interest deferrable debentures, major types of business trusts
Junior subordinated deferrable interest debentures		$ 108,868	$ 108,868
Trust IX
Junior subordinated interest deferrable debentures, major types of business trusts
Junior subordinated deferrable interest debentures		$ 41,238
Interest rate (as a percent)		6.47%
Interest rate index		SOFR
Spread on interest rate index (as a percent)		1.62%
Trust X
Junior subordinated interest deferrable debentures, major types of business trusts
Junior subordinated deferrable interest debentures		$ 21,021
Interest rate (as a percent)		6.48%
Interest rate index		SOFR
Spread on interest rate index (as a percent)		1.65%
Trust XI
Junior subordinated interest deferrable debentures, major types of business trusts
Junior subordinated deferrable interest debentures		$ 25,990
Interest rate (as a percent)		6.47%
Interest rate index		SOFR
Spread on interest rate index (as a percent)		1.62%
Trust XII
Junior subordinated interest deferrable debentures, major types of business trusts
Junior subordinated deferrable interest debentures		$ 20,619
Interest rate (as a percent)		6.21%
Interest rate index		SOFR
Spread on interest rate index (as a percent)		1.45%
Capital and Common Securities
Junior subordinated interest deferrable debentures, major types of business trusts
Spread on interest rate index (as a percent)	0.26%